UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arthur D. Charpentier

Address:  520 White Plains Road
          Suite 500
          Tarrytown, New York 10591


13F File Number:  28-6794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur D. Charpentier
Title:
Phone:    (914) 467-5285


Signature, Place and Date of Signing:

/S/ Arthur D. Charpentier       Tarrytown, New York          November 1, 2002
-------------------------     -----------------------     ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $95,720,646

List of Other Included Managers:         None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                    FORM 13F INFORMATION TABLE
                                                       Arthur D. Charpentier
Item 1:                            Item 2:        Item 3:     Item 4:     Item 5:      Item 6:     Item 7:          Item 8:

                                                                                                               Voting Authority
                                                  CUSIP      Fair        Shares or   Investment  Managers     (a)      (b)    (c)
Name of Issuer                  Title of Class    Number     Mkt Value   Prin. Amt   Discretion  See Ins. V   Sole   Shared  None

C.H. Robinson Worldwide, Inc.   Common           12541W100    8,443,750    312,500      sole                 312,500

Capital One Finiancial Corp.    Common           14040H105   28,279,962    809,850      sole                 809,850

Cardinal Health                 Common           14149Y108    6,220,000    100,000      sole                 100,000

Certegy                         Common           156880106    4,098,390    203,900      sole                 203,900

Equifax Inc.                    Common           294429105    8,879,703    408,450      sole                 408,450

Global Payments Inc             Common           37940X102   10,234,880    399,800      sole                 399,800

NDC Health Corporation          Common           639480102    8,295,925    533,500      sole                 533,500

Charles Schwab Corp.            Common           808513105   10,671,611  1,226,622      sole               1,226,622

ServiceMaster                   Common           81760N109    6,732,425    620,500      sole                 620,500

State Street Corporation        Common           857477103    3,864,000    100,000      sole                 100,000

COLUMN TOTAL                                                 95,720,646











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